Accounts Receivable and Others Assets - Schedule of Changes in Accounts Receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Grains [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	R$ 73,869	R$ 41,587
Sales in year	563,828	442,530
Received	(588,248)	(409,994)
Write-off	(297)	(254)
Balance at ending	49,152	73,869
Cottons [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	3,946	2,534
Sales in year	99,146	90,583
Received	(101,605)	(89,171)
Write-off
Balance at ending	1,487	3,946
Cattle [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	2,226	1,196
Sales in year	40,591	26,457
Received	(42,288)	(25,427)
Write-off
Balance at ending	529	2,226
Sugarcane [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	45,800	43,953
Sales in year	199,605	325,265
Received	(218,018)	(323,418)
Write-off
Balance at ending	R$ 27,387	R$ 45,800